Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Transactions with Related Parties

4. Transactions with Related Parties

CMTC is an international shipping company with a long history of operating and investing in the shipping market and our sponsor. As of December 31, 2022 and 2021, CMTC may be deemed to beneficially own a 23.1% and 20.0% of our common units respectively.

CGC is a privately held company controlled by Mr. Miltiadis Marinakis the son of Mr. Evangelos M. Marinakis who also controls our general partner Capital GP L.L.C. (“CGP”) and Capital Gas Corp. On March 30, 2022, CGC transferred all 1,153,846 common units held by it to Capital Gas Corp. As of December 31, 2022 Capital Gas Corp. may be deemed to beneficially own a 5.7% of our common units. As of December 31, 2021, CGC may have been deemed to beneficially own 5.9% of our common units.

On July 8, 2022, the Partnership fully repaid the amount of $10,000 in line with the CGC Seller’s Credits entered into in August 2021, in connection with the acquisition of the LNG/C Aristos I and the LNG/C Aristarchos from CGC (Note 7).

On June 6, 2022, the Partnership entered into a Master Vessel Acquisition Agreement (the “Master Agreement”) with CMTC for the acquisition of one 174,000 Cubic Meters (“CBM”) LNG/C vessel and three 13,312 Twenty-foot Equivalent Unit (“TEU”) container carrier vessels (Note 5). In October 2022, the Partnership acquired from CMTC the shares of the company owning one of the three 13,312 TEU container carrier vessels, which entered into a floating fee management agreement with Capital-Executive Ship Management Corp. (“Capital-Executive”), a privately held company ultimately controlled by Mr. Miltiadis Marinakis.

During the year ended December 31, 2021, the Partnership acquired from CGC the shares of the companies owning the LNG/C Aristos I, the LNG/C Aristarchos, the LNG/C Attalos, the LNG/C Asklipios, the LNG/C Adamastos and the LNG/C Aristidis I (Note 5). Each of these owning companies entered into a floating fee management agreement with Capital Gas Ship Management Corp. (“Capital-Gas”), a privately held company ultimately controlled by Mr. Miltiadis Marinakis. In connection with the acquisition of the shares of the companies owning the LNG/C Aristos I and the LNG/C Aristarchos, (Note 5) the Partnership entered into two separate Seller’s Credit Agreements with CGC (“CGC Seller’s Credits”) in order to defer $10,000 in total, of the purchase price (Note 7), assumed debt amounting to $304,355 (Note 7) and issued 1,153,846 common units to CGC (Note 12). In connection with the acquisition of the shares of the company owning the LNG/C Attalos, the LNG/C Asklipios, the LNG/C Adamastos and the LNG/C Aristidis I the Partnership assumed debt amounting to $561,989 (Note 7).

During the year ended December 31, 2021, the Partnership also acquired from CMTC the shares of the companies owning the M/V Long Beach Express, the M/V Seattle Express and the M/V Fos Express (Note 5). Each of these three owning companies entered into a floating fee management agreement with Capital-Executive. In connection with the acquisition of these companies the Partnership entered into a Seller’s Credit Agreement with CMTC (“CMTC Seller’s Credit”) in order to defer $6,000 of the purchase price (Notes 5, 7).

4. Transactions with Related Parties – Continued

Further to the transactions described above with CGC and CMTC, the Partnership and its subsidiaries have related party transactions with Capital Ship Management Corp. (“CSM”), Capital-Executive and Capital-Gas (collectively the “Managers”) and the Partnership’s general partner, CGP arising from certain terms of the following management and administrative services agreements.

1. Floating fee management agreements: Under the terms of these agreements the Partnership compensates its Managers for expenses and liabilities incurred on the Partnership’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry-docking are borne by the Partnership and not by the Managers. The Partnership also pays its Managers a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the years ended December 31, 2022, 2021 and 2020, management fees under the management agreements amounted to $9,172, $5,923 and $4,976, respectively, and are included in “Vessel operating expenses – related parties” in the consolidated statements of comprehensive income.

2. Administrative and service agreements: On April 4, 2007, the Partnership entered into an administrative services agreement with CSM, pursuant to which CSM has agreed to provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT and clerical services. In addition, the Partnership reimburses CSM and CGP for reasonable costs and expenses incurred in connection with the provision of these services, after CSM submits to the Partnership an invoice for such costs and expenses together with any supporting detail that may be reasonably required. These expenses are included in “General and administrative expenses” in the consolidated statements of comprehensive income. In 2015, the Partnership entered into an executive services agreement with CGP, which was amended further in 2022, according to which CGP provides certain executive officers services for the management of the Partnership’s business as well as investor relations and corporate support services to the Partnership. For the years ended December 31, 2022, 2021 and 2020 such fees amounted to $2,050, $1,880 and $1,880, respectively and are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of	As of
	December 31, 2022	December 31, 2021
Assets:
Capital-Executive – advances from the Partnership (a)	$3,636	$—
Due from related party	$3,636	$—
Advances for vessels under construction – related party (b)	$24,000	$—
Liabilities:
CSM – payments on behalf of the Partnership (c)	705	92
Management fee payable to CSM (d)	25	25
Capital-Executive – payments on behalf of the Partnership (c)	—	1,188
Management fee payable to Capital-Executive (d)	—	417
Capital-Gas – payments on behalf of the Partnership (c)	107	721
Management fee payable to Capital-Gas (d)	179	342
Due to related parties	$1,016	$2,785

	For the years ended December 31,
Consolidated Statements of Comprehensive Income	2022	2021	2020
Vessel operating expenses	$9,172	$5,923	$4,976
General and administrative expenses (e)	2,244	2,013	2,049

4. Transactions with Related Parties – Continued

(a) Managers - Advances from the Partnership: This line item represents the amount advanced from the Partnership for operating and voyage expenses that will be paid by the Managers on behalf of the Partnership and its subsidiaries.

(b) Advances for vessels under construction – related party: This line item includes advances paid by the Partnership to CMTC in respect of the Master Agreement.

(c) Managers - Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Partnership and its subsidiaries.

(d) Management fee payable to Managers: The amount outstanding as of December 31, 2022 and 2021 represents the management fee payable to the Managers under the management agreements.

(e) General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.